John Hancock
Investors Trust
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 3.4% (2.3% of Total investments)					$5,625,753
(Cost $5,459,932)
U.S. Government Agency 3.4%					5,625,753
Federal National Mortgage Association
30 Yr Pass Thru	4.000	12-01-40		1,574,258	1,706,434
30 Yr Pass Thru	4.000	09-01-41		1,346,177	1,450,789
30 Yr Pass Thru	4.000	10-01-41		726,288	784,090
30 Yr Pass Thru	4.000	01-01-42		391,265	422,404
30 Yr Pass Thru	4.500	10-01-40		930,399	1,015,392

30 Yr Pass Thru	6.500	01-01-39		208,942	246,644
Corporate bonds 134.2% (88.2% of Total investments)					$217,963,641
(Cost $211,472,919)
Communication services 28.2%					45,717,798
Diversified telecommunication services 4.8%
CenturyLink, Inc. (A)(B)(C)	5.125	12-15-26		1,100,000	1,127,500
GCI LLC (A)	6.625	06-15-24		375,000	403,125
GCI LLC	6.875	04-15-25		935,000	975,906
Intelsat Jackson Holdings SA (A)(B)(C)	8.500	10-15-24		735,000	621,075
Level 3 Financing, Inc. (A)	4.625	09-15-27		1,245,000	1,279,262
Level 3 Financing, Inc.	5.375	01-15-24		1,200,000	1,214,496
Telecom Argentina SA (A)	8.000	07-18-26		350,000	342,654
Telecom Italia Capital SA (B)(C)	6.000	09-30-34		1,560,000	1,753,370
Entertainment 4.3%
AMC Entertainment Holdings, Inc. (B)(C)	6.125	05-15-27		1,950,000	1,657,500
Lions Gate Capital Holdings LLC (A)(B)(C)	5.875	11-01-24		1,095,000	1,070,363
Lions Gate Capital Holdings LLC (A)(B)(C)	6.375	02-01-24		1,600,000	1,608,000
Netflix, Inc. (B)(C)	4.875	04-15-28		1,245,000	1,332,150
Netflix, Inc.	5.875	11-15-28		1,220,000	1,373,903
Interactive media and services 0.3%
Match Group, Inc. (A)(B)(C)	5.625	02-15-29		500,000	539,375
Media 10.1%
Altice Financing SA (A)	5.000	01-15-28		760,000	745,948
Altice Financing SA (A)	7.500	05-15-26		1,000,000	1,068,700
Altice Luxembourg SA (A)	10.500	05-15-27		500,000	578,150
CCO Holdings LLC (A)	5.000	02-01-28		1,630,000	1,707,246
CCO Holdings LLC	5.125	02-15-23		950,000	959,500
CCO Holdings LLC (A)	5.125	05-01-27		1,245,000	1,301,025
CSC Holdings LLC (A)	5.500	04-15-27		1,245,000	1,321,256
CSC Holdings LLC (A)	7.500	04-01-28		855,000	972,734
Grupo Televisa SAB (B)(C)	4.625	01-30-26		725,000	797,986
Grupo Televisa SAB	8.490	05-11-37	MXN	26,200,000	1,268,936
LCPR Senior Secured Financing DAC (A)(B)(C)	6.750	10-15-27		550,000	581,647
McGraw-Hill Global Education Holdings LLC (A)(B)(C)	7.875	05-15-24		1,100,000	968,000
MDC Partners, Inc. (A)(B)(C)	6.500	05-01-24		1,955,000	1,769,275
Time Warner Cable LLC (B)(C)	4.500	09-15-42		815,000	846,443
ViacomCBS, Inc. (C)	5.850	09-01-43		1,125,000	1,467,166
Wireless telecommunication services 8.7%
America Movil SAB de CV	6.450	12-05-22	MXN	10,370,000	531,032
Colombia Telecomunicaciones SA ESP (A)	5.375	09-27-22		1,000,000	1,008,760
Comunicaciones Celulares SA (A)	6.875	02-06-24		1,775,000	1,812,861
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year U.S. ISDAFIX + 4.854%) (D)	6.875	07-19-27		615,000	615,000
Sprint Communications, Inc. (B)(C)	6.000	11-15-22		1,685,000	1,739,763
2	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
Sprint Corp. (B)(C)	7.125	06-15-24	1,750,000	$1,807,488
Sprint Corp. (B)(C)	7.875	09-15-23	1,000,000	1,062,390
T-Mobile USA, Inc. (B)(C)	4.750	02-01-28	640,000	680,800
T-Mobile USA, Inc. (C)	6.500	01-15-26	1,125,000	1,199,756
Turkcell Iletisim Hizmetleri AS	5.750	10-15-25	1,255,000	1,324,011
United States Cellular Corp. (B)(C)	6.700	12-15-33	1,395,000	1,581,233
Ypso Finance Bis SA (A)	6.000	02-15-28	710,000	702,013
Consumer discretionary 12.7%				20,601,486
Auto components 0.1%
Lear Corp. (C)	5.250	01-15-25	210,000	216,085
Automobiles 1.3%
Ford Motor Credit Company LLC	5.113	05-03-29	1,000,000	1,050,385
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(C)(D)	6.500	09-30-28	1,000,000	1,066,810
Diversified consumer services 1.7%
Garda World Security Corp. (A)	4.625	02-15-27	750,000	742,500
Sotheby's (A)(B)(C)	7.375	10-15-27	1,130,000	1,151,075
Stena International SA (A)	6.125	02-01-25	800,000	821,000
Hotels, restaurants and leisure 3.5%
Connect Finco Sarl (A)	6.750	10-01-26	1,110,000	1,175,213
Eldorado Resorts, Inc. (B)(C)	6.000	09-15-26	590,000	646,788
New Red Finance, Inc. (A)(B)(C)	4.375	01-15-28	585,000	586,404
Twin River Worldwide Holdings, Inc. (A)	6.750	06-01-27	750,000	791,250
Waterford Gaming LLC (A)(E)(F)	8.625	09-15-14	363,162	0
Wyndham Destinations, Inc. (A)	4.625	03-01-30	639,000	655,774
Wyndham Destinations, Inc. (B)(C)	6.350	10-01-25	1,190,000	1,333,544
Yum! Brands, Inc. (A)(B)(C)	4.750	01-15-30	400,000	426,599
Household durables 1.0%
Lennar Corp. (B)(C)	5.875	11-15-24	800,000	901,000
William Lyon Homes, Inc.	6.000	09-01-23	720,000	750,600
Internet and direct marketing retail 2.9%
Expedia Group, Inc. (B)(C)	5.000	02-15-26	1,000,000	1,119,524
Prosus NV (A)	4.850	07-06-27	1,445,000	1,596,659
Prosus NV (A)	5.500	07-21-25	915,000	1,025,209
QVC, Inc.	5.950	03-15-43	1,000,000	1,015,080
Leisure products 1.2%
Diamond Sports Group LLC (A)	5.375	08-15-26	1,000,000	996,102
Diamond Sports Group LLC (A)(B)(C)	6.625	08-15-27	961,000	898,535
Specialty retail 1.0%
F-Brasile SpA (A)	7.375	08-15-26	340,000	361,250
Group 1 Automotive, Inc. (A)(C)	5.250	12-15-23	1,240,000	1,274,100
Consumer staples 1.5%				2,450,055
Food products 1.1%
Darling Ingredients, Inc. (A)(B)(C)	5.250	04-15-27	550,000	580,250
JBS Investments II GmbH (A)(B)(C)	5.750	01-15-28	570,000	601,755
Post Holdings, Inc. (A)(B)(C)	5.625	01-15-28	510,000	539,325
Tobacco 0.4%
Reynolds American, Inc. (C)	6.875	05-01-20	720,000	728,725
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	3

	Rate (%)	Maturity date		Par value^	Value
Energy 23.1%					$37,524,456
Energy equipment and services 2.8%
Archrock Partners LP	6.000	10-01-22		1,185,000	1,186,481
CSI Compressco LP	7.250	08-15-22		1,635,000	1,536,900
CSI Compressco LP (A)(B)(C)	7.500	04-01-25		500,000	496,460
Tervita Corp. (A)	7.625	12-01-21		655,000	666,463
Transocean, Inc. (A)(B)(C)	8.000	02-01-27		655,000	609,674
Oil, gas and consumable fuels 20.3%
Aker BP ASA (A)(C)	4.750	06-15-24		380,000	395,135
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24		800,000	926,408
Cheniere Energy Partners LP (A)(B)(C)	4.500	10-01-29		1,620,000	1,648,350
Chesapeake Energy Corp.	7.500	10-01-26		1,325,000	675,750
Chesapeake Energy Corp. (B)(C)	8.000	06-15-27		925,000	481,000
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (B)(C)(D)	7.375	12-15-22		1,000,000	945,000
DCP Midstream Operating LP (B)(C)	5.375	07-15-25		1,600,000	1,746,192
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)(B)(C)	5.850	05-21-43		1,060,000	993,750
Denbury Resources, Inc. (A)(B)(C)	7.500	02-15-24		715,000	586,300
Energy Transfer Operating LP (B)(C)	4.200	04-15-27		1,500,000	1,599,140
Energy Transfer Operating LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30		1,285,000	1,313,913
Kinder Morgan, Inc. (B)(C)	5.550	06-01-45		500,000	600,299
Marathon Petroleum Corp. (B)(C)	4.750	09-15-44		1,500,000	1,687,338
MPLX LP (A)(C)	5.250	01-15-25		870,000	914,269
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22		161,727	160,110
Odebrecht Offshore Drilling Finance, Ltd. (7.720% Cash or 2.048% PIK) (A)	7.720	12-01-26		717,865	175,884
Odebrecht Oil & Gas Finance, Ltd. (A)(D)	0.000	03-02-20		100,959	757
Parkland Fuel Corp. (A)	5.875	07-15-27		1,150,000	1,218,655
Parsley Energy LLC (A)(B)(C)	5.375	01-15-25		370,000	380,682
Parsley Energy LLC (A)(B)(C)	5.625	10-15-27		1,025,000	1,085,988
PBF Holding Company LLC (A)	6.000	02-15-28		1,050,000	1,073,730
PBF Holding Company LLC	7.250	06-15-25		455,000	483,246
Petrobras Global Finance BV (A)(B)(C)	5.093	01-15-30		1,041,000	1,142,341
Petroleos Mexicanos (A)(B)(C)	6.840	01-23-30		1,335,000	1,446,473
Petroleos Mexicanos	7.470	11-12-26	MXN	61,356,000	2,883,034
Phillips 66 Partners LP (B)(C)	4.900	10-01-46		1,585,000	1,816,171
Sabine Pass Liquefaction LLC (C)	5.000	03-15-27		1,000,000	1,115,850
Sabine Pass Liquefaction LLC (C)	5.875	06-30-26		610,000	708,422
Sunoco Logistics Partners Operations LP (C)	3.900	07-15-26		925,000	968,732
Targa Resources Partners LP (B)(C)	6.500	07-15-27		1,300,000	1,417,000
The Oil and Gas Holding Company BSCC (A)(B)(C)	7.500	10-25-27		1,155,000	1,353,132
WPX Energy, Inc. (B)(C)	4.500	01-15-30		350,000	352,177
WPX Energy, Inc. (B)(C)	5.250	09-15-24		700,000	733,250
Financials 22.6%					36,729,153
Banks 13.6%
Banco BTG Pactual SA (A)	5.750	09-28-22		2,540,000	2,651,150
Banco de Credito del Peru (A)	4.850	10-30-20	PEN	456,000	135,750
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (A)	3.800	08-11-26		1,385,000	1,402,326
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)(C)(D)	6.100	03-17-25		1,760,000	1,972,978
BBVA Bancomer SA (A)(B)(C)	6.500	03-10-21		870,000	906,984
4	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(B)(C)(D)	7.000	08-16-28	1,205,000	$1,424,913
Corp. Group Banking SA (A)	6.750	03-15-23	1,000,000	805,010
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(D)	7.875	01-23-24	865,000	984,679
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(D)	8.125	12-23-25	1,495,000	1,816,138
Freedom Mortgage Corp. (A)	8.250	04-15-25	840,000	832,650
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (B)(C)(D)	6.500	03-23-28	1,380,000	1,536,975
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (C)(D)	6.875	06-01-21	760,000	796,731
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	1,410,000	1,552,692
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (D)	6.750	02-01-24	1,500,000	1,691,040
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(C)(D)	7.500	06-27-24	1,165,000	1,305,557
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(B)(C)(D)	7.375	09-13-21	1,470,000	1,565,256
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)(C)(D)	5.875	06-15-25	665,000	751,191
Capital markets 2.4%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year U.S. Swap Rate + 4.332%) (A)(D)	7.250	09-12-25	1,500,000	1,700,625
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(B)(C)(D)	7.500	07-17-23	1,100,000	1,212,035
Morgan Stanley (C)	5.750	01-25-21	1,000,000	1,038,318
Stearns Holdings LLC (A)	5.000	11-05-24	15,208	10,113
Consumer finance 3.8%
Avation Capital SA (A)	6.500	05-15-21	1,730,000	1,786,225
Enova International, Inc. (A)	8.500	09-01-24	465,000	456,863
Enova International, Inc. (A)	8.500	09-15-25	1,200,000	1,190,796
Springleaf Finance Corp. (B)(C)	6.875	03-15-25	1,650,000	1,860,375
Springleaf Finance Corp.	7.125	03-15-26	725,000	831,829
Diversified financial services 1.6%
Allied Universal Holdco LLC (A)	6.625	07-15-26	1,395,000	1,483,059
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25	835,000	563,625
Gogo Intermediate Holdings LLC (A)(B)(C)	9.875	05-01-24	500,000	537,520
Mortgage real estate investment trusts 0.6%
Starwood Property Trust, Inc. (B)(C)	5.000	12-15-21	970,000	994,250
Thrifts and mortgage finance 0.6%
Quicken Loans, Inc. (A)(B)(C)	5.750	05-01-25	900,000	931,500
Health care 11.1%				18,066,481
Health care providers and services 7.6%
Centene Corp. (A)	4.625	12-15-29	400,000	430,520
Centene Corp. (A)(C)	5.375	06-01-26	1,000,000	1,063,750
DaVita, Inc. (B)(C)	5.000	05-01-25	975,000	999,375
DaVita, Inc. (B)(C)	5.125	07-15-24	1,145,000	1,170,763
Encompass Health Corp.	4.500	02-01-28	390,000	401,716
Encompass Health Corp.	4.750	02-01-30	600,000	624,000
Encompass Health Corp.	5.750	11-01-24	935,000	946,435
HCA, Inc. (B)(C)	5.250	04-15-25	1,000,000	1,137,258
HCA, Inc. (B)(C)	5.500	06-15-47	1,760,000	2,091,096
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
MEDNAX, Inc. (A)(B)(C)	5.250	12-01-23	1,575,000	$1,606,500
Team Health Holdings, Inc. (A)(B)(C)	6.375	02-01-25	1,240,000	728,537
Tenet Healthcare Corp. (B)(C)	6.750	06-15-23	1,110,000	1,207,125
Pharmaceuticals 3.5%
Bausch Health Americas, Inc. (A)	8.500	01-31-27	507,000	573,544
Bausch Health Americas, Inc. (A)	9.250	04-01-26	1,000,000	1,141,250
Bausch Health Companies, Inc. (A)	5.000	01-30-28	450,000	455,625
Bausch Health Companies, Inc. (A)	5.250	01-30-30	560,000	570,500
Bausch Health Companies, Inc. (A)	7.000	01-15-28	900,000	974,826
Catalent Pharma Solutions, Inc. (A)(B)(C)	5.000	07-15-27	385,000	405,270
Endo Finance LLC (A)	5.375	01-15-23	932,000	693,566
Mallinckrodt International Finance SA (A)	5.500	04-15-25	865,000	315,725
Teva Pharmaceutical Finance Netherlands III BV (B)(C)	6.000	04-15-24	520,000	529,100
Industrials 8.4%				13,581,645
Aerospace and defense 0.8%
TransDigm, Inc. (A)(B)(C)	6.250	03-15-26	1,185,000	1,278,023
Air freight and logistics 1.0%
Mexico City Airport Trust (A)	5.500	10-31-46	1,535,000	1,674,117
Airlines 0.7%
Virgin Australia Holdings, Ltd. (A)(B)(C)	8.125	11-15-24	1,100,000	1,071,125
Building products 0.8%
Standard Industries, Inc. (A)(C)	5.375	11-15-24	1,220,000	1,253,550
Commercial services and supplies 2.0%
Cimpress PLC (A)(B)(C)	7.000	06-15-26	1,300,000	1,373,847
Clean Harbors, Inc. (A)	4.875	07-15-27	380,000	399,912
Clean Harbors, Inc. (A)	5.125	07-15-29	240,000	255,600
LSC Communications, Inc. (A)	8.750	10-15-23	2,100,000	1,139,250
Construction and engineering 0.4%
AECOM (B)(C)	5.125	03-15-27	650,000	693,745
Machinery 0.5%
Stevens Holding Company, Inc. (A)(B)(C)	6.125	10-01-26	775,000	848,625
Road and rail 1.3%
Uber Technologies, Inc. (A)(B)(C)	7.500	09-15-27	600,000	632,814
Uber Technologies, Inc. (A)	8.000	11-01-26	1,350,000	1,434,854
Trading companies and distributors 0.9%
United Rentals North America, Inc. (B)(C)	5.500	07-15-25	1,475,000	1,526,183
Information technology 9.1%				14,838,918
Communications equipment 0.9%
CommScope, Inc. (A)(B)(C)	6.000	03-01-26	632,000	662,811
CommScope, Inc. (A)(B)(C)	8.250	03-01-27	800,000	822,000
Electronic equipment, instruments and components 1.4%
Amphenol Corp. (C)	2.800	02-15-30	1,000,000	1,017,133
TTM Technologies, Inc. (A)(B)(C)	5.625	10-01-25	1,200,000	1,249,200
IT services 0.5%
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25	725,000	740,950
Semiconductors and semiconductor equipment 1.4%
Micron Technology, Inc. (B)(C)	4.663	02-15-30	500,000	563,319
Micron Technology, Inc.	5.327	02-06-29	1,500,000	1,758,521
6	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 0.2%
Camelot Finance SA (A)(B)(C)	4.500	11-01-26	400,000	$407,000
Technology hardware, storage and peripherals 4.7%
Dell International LLC (A)(B)(C)	6.020	06-15-26	1,450,000	1,693,714
Dell International LLC (A)(B)(C)	8.350	07-15-46	600,000	839,904
Harland Clarke Holdings Corp. (A)	8.375	08-15-22	1,500,000	1,300,314
Seagate HDD Cayman (B)(C)	4.750	06-01-23	715,000	758,888
Seagate HDD Cayman (B)(C)	4.875	06-01-27	1,090,000	1,178,311
Seagate HDD Cayman (B)(C)	5.750	12-01-34	1,700,000	1,846,853
Materials 10.8%				17,551,976
Chemicals 2.4%
Ashland LLC (B)(C)	6.875	05-15-43	845,000	986,538
Braskem Finance, Ltd. (B)(C)	6.450	02-03-24	700,000	780,325
Braskem Netherlands Finance BV (A)	4.500	01-10-28	490,000	498,479
Orbia Advance Corp. SAB de CV (A)(B)(C)	5.500	01-15-48	835,000	904,940
The Scotts Miracle-Gro Company (A)	4.500	10-15-29	720,000	744,300
Containers and packaging 1.7%
ARD Finance SA (6.500% Cash or 7.250% PIK) (A)	6.500	06-30-27	510,000	525,938
Ardagh Packaging Finance PLC (A)	6.000	02-15-25	1,185,000	1,238,325
Reynolds Group Issuer, Inc. (A)	7.000	07-15-24	1,000,000	1,032,500
Metals and mining 5.7%
AngloGold Ashanti Holdings PLC	5.375	04-15-20	675,000	678,767
First Quantum Minerals, Ltd. (A)(B)(C)	7.250	05-15-22	875,000	877,188
First Quantum Minerals, Ltd. (A)(B)(C)	7.250	04-01-23	1,997,000	1,978,278
First Quantum Minerals, Ltd. (A)	7.500	04-01-25	1,250,000	1,231,250
Freeport-McMoRan, Inc. (B)(C)	5.000	09-01-27	685,000	709,831
Freeport-McMoRan, Inc. (B)(C)	5.250	09-01-29	685,000	726,100
Freeport-McMoRan, Inc.	5.450	03-15-43	1,500,000	1,530,000
MMC Norilsk Nickel OJSC (A)	5.550	10-28-20	750,000	767,060
Novelis Corp. (A)	4.750	01-30-30	810,000	811,519
Paper and forest products 1.0%
Norbord, Inc. (A)(B)(C)	5.750	07-15-27	700,000	735,000
Norbord, Inc. (A)	6.250	04-15-23	735,000	795,638
Real estate 1.9%				3,045,765
Equity real estate investment trusts 1.6%
GLP Capital LP	5.375	04-15-26	815,000	925,367
Iron Mountain, Inc. (A)(B)(C)	5.250	03-15-28	815,000	851,675
iStar, Inc. (B)(C)	4.750	10-01-24	350,000	364,000
VICI Properties LP (A)(B)(C)	4.625	12-01-29	350,000	365,750
Real estate management and development 0.3%
Williams Scotsman International, Inc. (A)	7.875	12-15-22	517,000	538,973
Utilities 4.8%				7,855,908
Electric utilities 2.8%
ABY Transmision Sur SA (A)	6.875	04-30-43	1,008,885	1,283,907
Empresa Electrica Angamos SA (A)	4.875	05-25-29	826,000	867,383
Instituto Costarricense de Electricidad (A)	6.375	05-15-43	1,595,000	1,405,610
Vistra Operations Company LLC (A)(B)(C)	5.500	09-01-26	900,000	936,000
Gas utilities 1.2%
AmeriGas Partners LP	5.625	05-20-24	900,000	956,430
AmeriGas Partners LP	5.750	05-20-27	1,000,000	1,092,500
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	7

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 0.8%
Clearway Energy Operating LLC (A)	4.750	03-15-28		650,000	$669,078

NRG Energy, Inc. (B)(C)	6.625	01-15-27		600,000	645,000
Convertible bonds 0.9% (0.6% of Total investments)					$1,420,180
(Cost $1,530,890)
Communication services 0.9%					1,420,180
Entertainment 0.4%
WildBrain, Ltd. (A)	5.875	09-30-24	CAD	999,000	619,374
Media 0.5%

DISH Network Corp.	3.375	08-15-26		825,000	800,806
Capital preferred securities (G) 0.5% (0.3% of Total investments)					$762,188
(Cost $688,946)
Financials 0.5%					762,188
Banks 0.5%

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)(H)	5.570	03-02-20		750,000	762,188
Term loans (I) 6.9% (4.5% of Total investments)					$11,159,963
(Cost $11,527,589)
Communication services 1.7%					2,817,649
Interactive media and services 0.8%
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (1 month LIBOR + 4.250%)	5.900	08-27-26		533,383	505,247
Ancestry.com Operations, Inc., Non-Extended Term Loan B (1 month LIBOR + 3.750%)	5.400	10-19-23		855,226	818,237
Media 0.9%
Hoya Midco LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.145	06-30-24		500,000	496,665
Pug LLC, Term Loan (J)	TBD	01-15-27		1,000,000	997,500
Consumer discretionary 1.7%					2,769,341
Auto components 0.6%
American Tire Distributors, Inc., 2015 Term Loan (1 and 3 month LIBOR + 7.500%)	9.179	09-02-24		1,177,450	1,047,341
Diversified consumer services 1.1%
Sotheby's, Term Loan B (1 month LIBOR + 5.500%)	7.170	01-15-27		1,711,304	1,722,000
Energy 0.5%					831,504
Oil, gas and consumable fuels 0.5%
California Resources Corp., Second Out Term Loan (J)	TBD	12-31-21		1,200,000	831,504
Financials 2.1%					3,322,057
Capital markets 0.8%
Jane Street Group LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	4.645	08-25-22		1,190,955	1,190,216
Diversified financial services 1.3%
Allied Universal Holdco LLC, 2019 Delayed Draw Term Loan (1 month LIBOR + 4.250%)	5.895	07-10-26		79,000	79,362
Allied Universal Holdco LLC, 2019 Term Loan B (1 month LIBOR + 4.250%)	5.895	07-10-26		799,820	803,483
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.250%)	4.895	10-01-25		1,237,500	1,248,996
Industrials 0.0%					0
Airlines 0.0%
Global Aviation Holdings, Inc., PIK, 2nd Lien Term Loan (E)(F)	0.000	07-13-20		51,038	0
8	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Global Aviation Holdings, Inc., PIK, 3rd Lien Term Loan (E)(F)	0.000	03-13-20	514,063	$0
Information technology 0.3%				434,432
Technology hardware, storage and peripherals 0.3%
Dell International LLC, 2019 Term Loan B (1 month LIBOR + 2.000%)	3.650	09-19-25	432,925	434,432
Real estate 0.6%				984,980
Equity real estate investment trusts 0.6%

iStar, Inc., 2016 Term Loan B (1 month LIBOR + 2.750%)	4.457	06-28-23	983,750	984,980
Collateralized mortgage obligations 0.7% (0.5% of Total investments)				$1,186,650
(Cost $1,063,089)
Commercial and residential 0.6%				1,080,216
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	2,991,203	46,734
Series 2007-4, Class ES IO	0.350	07-19-47	3,018,155	43,837
Series 2007-6, Class ES IO (A)	0.343	08-19-37	2,712,170	38,694
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	926,500	950,951
U.S. Government Agency 0.1%				106,434
Federal Home Loan Mortgage Corp. Series K017, Class X1 IO	1.439	12-25-21	2,972,162	55,640

Government National Mortgage Association Series 2012-114, Class IO	0.778	01-16-53	1,135,595	50,794
Asset backed securities 0.5% (0.3% of Total investments)				$783,338
(Cost $765,191)
Asset backed securities 0.5%				783,338
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	17,959	14,687
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	746,850	768,651

	Shares	Value
Common stocks 0.0% (0.0% of Total investments)		$1,149
(Cost $595,095)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (F)(K)	34,014	0
Industrials 0.0%		0
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (F)(K)	82,159	0
Information technology 0.0%		1,149
Software 0.0%

Avaya Holdings Corp. (K)	90	1,149
Preferred securities (L) 4.0% (2.6% of Total investments)		$6,447,102
(Cost $6,230,933)
Energy 0.7%		1,138,587
Energy equipment and services 0.1%
Nabors Industries, Ltd., 6.000% (B)(C)	7,950	135,627
Oil, gas and consumable fuels 0.6%
Energy Transfer Operating LP (7.600% to 5-15-24, then 3 month LIBOR + 5.161%), 7.600%	39,800	1,002,960
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	9

	Shares	Value
Financials 0.7%		$1,116,902
Banks 0.7%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.695% (H)	41,910	1,116,902
Industrials 0.1%		167,984
Machinery 0.1%
Stanley Black & Decker, Inc., 5.250%	1,600	167,984
Information technology 1.3%		2,067,480
Semiconductors and semiconductor equipment 1.3%
Broadcom, Inc., 8.000%	1,800	2,067,480
Utilities 1.2%		1,956,149
Electric utilities 0.3%
The Southern Company, 6.750%	8,309	471,868
Multi-utilities 0.9%
Dominion Energy, Inc., 7.250%	5,350	587,056
DTE Energy Company, 6.250%	17,500	897,225

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)				$66,643
(Cost $0)
Stearns Holdings LLC (A)(F)(K)	9.375	08-15-20	578,000	66,643
Warrants 0.0% (0.0% of Total investments)				$20,390
(Cost $0)
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (K)			20,390	20,390

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.1% (0.7% of Total investments)				$1,775,000
(Cost $1,774,849)
U.S. Government Agency 1.1%				1,775,000
Federal Agricultural Mortgage Corp. Discount Note	1.500	02-03-20	385,000	385,000
Federal Home Loan Bank Discount Note	1.500	02-03-20	1,390,000	1,390,000

Total investments (Cost $241,109,433) 152.2%	$247,211,997
Other assets and liabilities, net (52.2%)	(84,808,219)
Total net assets 100.0%	$162,403,778

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CAD	Canadian Dollar
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $122,084,400 or 75.2% of the fund's net assets as of 1-31-20.
(B)	All or a portion of this security is on loan as of 1-31-20, and is a component of the fund's leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-20 was $89,607,558. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $69,955,379.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
10	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Non-income producing security.
(L)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 1-31-20:
United States	69.3%
Mexico	4.7%
Canada	3.8%
Luxembourg	3.5%
France	2.3%
Cayman Islands	2.3%
Netherlands	2.1%
Brazil	2.0%
Ireland	1.6%
United Kingdom	1.5%
Other countries	6.9%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	11

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	40,000	USD	30,123	RBC	2/12/2020	$102	—
USD	286,520	CAD	380,326	CITI	2/12/2020	—	$(859)
USD	332,583	CAD	440,674	RBC	2/12/2020	—	(395)
USD	37,976	CAD	50,000	TD	2/12/2020	195	—
USD	4,246,319	MXN	85,544,056	CITI	2/12/2020	—	(276,208)
USD	160,485	MXN	3,230,000	SSB	2/12/2020	—	(10,278)
						$297	$(287,740)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
12	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$5,625,753	—	$5,625,753	—
Corporate bonds	217,963,641	—	217,963,641	—
Convertible bonds	1,420,180	—	1,420,180	—
Capital preferred securities	762,188	—	762,188	—
Term loans	11,159,963	—	11,159,963	—
Collateralized mortgage obligations	1,186,650	—	1,186,650	—
Asset backed securities	783,338	—	783,338	—
Common stocks	1,149	$1,149	—	—
Preferred securities	6,447,102	6,447,102	—	—
Warrants	20,390	20,390	—	—
Escrow certificates	66,643	—	—	$66,643
Short-term investments	1,775,000	—	1,775,000	—
Total investments in securities	$247,211,997	$6,468,641	$240,676,713	$66,643
Derivatives:
Assets
Forward foreign currency contracts	$297	—	$297	—
Liabilities
Forward foreign currency contracts	(287,740)	—	(287,740)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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